Statements of Operations (Unaudited) (USD $)	3 Months Ended		77 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
REVENUES	$ 3,376		$ 80,075
COST OF GOODS SOLD	2,056		56,239
GROSS PROFIT	1,320		23,836
Depreciation and amortization			1,525
General and administrative	37,070	49,969	819,721
Total expenses	37,070	49,969	820,656
LOSS FROM OPERATIONS	(35,750)	(49,969)	(796,820)
Interest expense	(11,980)	(9,383)	(201,920)
Total other expenses	(11,980)	(9,383)	(201,920)
NET LOSS	(47,730)	(59,352)	(998,740)
Foreign currency adjustment	6,340	(6,823)	(12,990)
NET COMPREHENSIVE LOSS	$ (41,390)	$ (66,175)	$ (1,011,730)
BASIC LOSS PER SHARE
WEIGHTED AVERAGE NUMBER OF SHARES OUSTANDING	88,650,000	62,710,274